Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Financial Information Before Intragroup Eliminations for Non Wholly Owned Subsidiary [Abstract]
Non-controlling interest percentage	18.10%	18.10%
Assets
Current	$ 296,337	$ 5,250,900
Non-current	2,491,634	2,571,602
Total Assets	2,787,971	7,822,502
Liabilities
Current	151,311	665,142
Non-current	40,803,631	36,933,902
Total Liabilities	40,954,942	37,599,044
Net liabilities	(38,166,971)	(29,776,542)
Non-controlling interest	(6,515,823)	(5,018,761)
Net loss	(733,116)	(3,355,418)
Net loss attributed to non-controlling interest	$ (132,694)	$ (773,517)